SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.10%	2.10%	2.80%
Expected option term	4 years 6 months	7 years	10 years
Expected price volatility	92.00%	87.00%	89.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.80%	0.90%	0.70%
Expected option term	2 years 7 months 6 days	2 years 3 months 18 days	3 years
Expected price volatility	82.00%	78.00%	65.00%